Statement Of Changes In Net Assets Available For Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 161,900,508
Interest and dividend income	54,813,861
Total investment income	216,714,369
Interest income on notes receivable from participants	8,839,968
Contributions:
Participant contributions	141,563,608
Employer contributions	97,545,635
Rollover contributions	5,639,394
Total contributions	244,748,637
Total additions	470,302,974
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Benefits paid to participants	265,837,558
Administrative fees	1,574,495
Total deductions	267,412,053
Net increase	202,890,921
NET ASSETS AVAILABLE FOR BENEFITS:
Net assets available for benefits at beginning of period	2,401,038,256
Net assets available for benefits at end of period	$ 2,603,929,177